                               Semi-Annual Report


                           ----------------------------
                                 Dreyfus Premier
                           ----------------------------
                                  Large Company
                           ----------------------------
                                   Stock Fund
                          ----------------------------









                                 April 30, 1998



                                  [Lion Logo]

Dreyfus Premier Large Company Stock Fund
-----------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:
   We are pleased to report the performance for the Dreyfus Premier LargeCompany Stock Fund for the six-month period ended April 30, 1998, as shown inthe following table:

                                                                Total Return*
                                                                ------------
         Class A Shares                                            24.27%
         Class B Shares (since inception 1/16/98)                  18.40%
         Class C Shares (since inception 1/16/98)                  18.35%
         Class R Shares                                            24.37%
         Standard & Poor's 500 Composite
            Stock Price Index **                                   22.50%

   As we have previously notified shareholders, effective January 16, 1998, the Fund's investment objective changed from seeking an above-average level of income along with moderate long-term growth of income and principal to seeking investment returns consistently superior to the S&P 500 Index. In addition, certain investment policies changed in seeking to enhance the Fund's ability to meet its modified investment objective. The Fund was also renamed, having previously been the Dreyfus Disciplined Equity Income Fund.

Economic Review

   Although real Gross Domestic   Product  (GDP)  sustained  a  growth  trend
approaching 4% into the first quarter incoming evidence suggests a shift to somewhat slower economic growth in coming months Aggregate profit margins already have begun to narrow in some sectors. The conflicting pressures of a softening economy and a still tightening labor market have kept the Federal Reserve Board (the "Fed") in neutral, although a bias favoring higher interest rates was resumed recently. Market interest rates have likewise stayed within a narrow range in recent months.

   While manufacturing has turned appreciably sluggish since year-end, this was overshadowed in the first quarter by a strong rebound in domestic demand. The industrial sector has been slowed by the strong dollar and by weak exports. However, with Asian economies still in turmoil, competition from Asian-made imports has emerged only gradually. The first quarter rebound in domestic demand was fueled primarily by strong housing market conditions and rising real household incomes, but additionally by several short-lived influences.

   Rising real wages that have been such a boon to consumers in recent months may also be taking a toll on corporate profit margins. The first sign of profit pressure was seen last year as the dollar strengthened. This year, profit margins have eroded further due to weak exports and falling prices in some sectors. However, accelerating wage growth that is apparent alongside limited pricing power may also prove a harbinger of profit margin erosion. Hence, a shift to slower economic growth that coexists with rising wage pressures creates a further risk to overall profit growth.

   The above pressures have kept Fed polic unchanged until now. However, policymakers seem more concerned about wage growth than economic strains as evidenced by a recent shift towards a tightening bias. Although long-term bond yields were below year-ago levels at the end of April, substantially lower yields have proven difficult to attain in the absence of lower short-term rates. This, too, could restrain the economic growth rate.

Market Overview

   Equity prices during the six months ended April 30, 1998 continued to display considerable volatility, most of the time on the upside. Last November, the markets were still trying to recover from the financial crisis in Asia. As the months went by, however, the U.S. equity markets rebounded from that severe blow.

   Early in the New Year, there were temporary setbacks due to worries about inflation and concern about the corporate profit outlook. By midwinter, however, the markets resumed their upward surge, which continued almost unbroken until interest rate jitters struck again in late April. This time the cause was a press report that the Fed was going to tilt its policy toward tightening credit.

   As it turned out, even that scare was short-lived and, as the month of May began, stock prices set new records once again, especially the stocks of the large-capitalized corporations.

   Despite  the  impressive  gains in the broad  market  averages,  it was not a market  that  would  allow  investors  simply  to  sit  back  and
relax.   Some commentators  had begun to refer to it as the  "bubble market," a market that could inflate to undreamed-of heights one week, yet the next week could be deflated just as quickly by unexpected national, international and corporate news.

   Now that most first-quarter corporate profits have been reported, it is apparent that the quarter saw a slowdown in total profits. The Wall Street Journal cited estimates that the first-quarter profit growth for the Dow Jones Industry Groups was just 4.1%. This was described as the smallest growth in earnings since the fourth quarter of 1991. Yet an impressive segment of analysts were predicting that profits could increase by 8% in the second quarter and even by 11% for this year as a whole. Still, many skeptics saw those numbers as overly optimistic. They cited several factors:
   *  possible  delayed  reaction  to  the  collapse  of  Asian  markets;
   * the everpresent possibility that the Fed could still raise interest rates;
   * the approaching shadow of the midterm elections next fall, with all the political acrimony they could bring.
   * There was also the risk that Fed Chairman Greenspan might once again warn against excessive enthusiasm in the equity markets, as he did in late 1996 when he spoke of "irrational exuberance."

   In this atmosphere, wary investors were as quick to sell as to buy, depending on the ebb and flow of economic and political news. Volatility, it appeared, was a condition the markets would need to live with for some time to come, in rising as well as in falling markets.

Portfolio Focus

   Our disciplined investment process seeks to identify stocks that have the favorable combination of being undervalued with earnings momentum that is exceeding expectations. Our philosophy is that the key to achieving consistent superior returns is to construct a portfolio of these stocks in a way that also controls unnecessary investment risks. Therefore, the Fund is fully invested and sector neutral vs. the S&P 500 Index as it attempts to identify the better performing stocks in each of ten sectors in the economy.

   The five best performing stocks over the six months ended April 30, 1998 were Lucent Technologies (+85%), Providian Financial (+63%), Pfizer (+61%), Ford Motor (+60%) and Becton, Dickinson (+52%).

   Importantly, the Fund is broadly diversified and has positions in 198 stocks across the ten sectors at the end of the reporting period. The largest ten holdings accounted for less than 20% of the portfolio, so Fund performance is not overly dependent on any one stock but is determined by a large number of securities.

   Clearly, the environment for equities has been very favorable. The economy has been strong, inflation has been subdued, interest rates have been stable and corporate profits have generally exceeded expectations.

   We thank you for entrusting us with the privilege and responsibility of managing your assets in the Fund. We will continue to implement the disciplined investment process that has delivered the strong results outlined above.
                                                     Sincerely,

                                                     /S/ Bert J. Mullins

                                                     Bert J. Mullins
                                                     Portfolio Manager
May 20, 1998 New York, N.Y.
* Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares.
** SOURCE: LIPPER ANALYTICAL SERVICES, INC. ae Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.

Dreyfus Premier Large Company Stock Fund
(formerly Dreyfus Disciplined Equity Income Fund)
-----------------------------------------------------------------------------

Statement of Investments                            April 30, 1998 (Unaudited)

Common Stocks--99.9%                                                                           Shares           Value
                                                                                              ------------    ------------
         Basic Industries--4.2%  Allied Waste Industries.......................                2,900 (a)      $     79,750
                                 Cytec Industries..............................                2,400 (a)           131,400
                                 Dow Chemical..................................                1,200               116,025
                                 duPont (EI) deNemours.........................                6,500               473,281
                                 Fort James....................................                8,300               411,888
                                 IMC Global....................................                3,150               113,400
                                 Lennar........................................                2,300                63,106
                                 Mead..........................................                3,900               135,037
                                 Millennium Chemicals..........................                3,800               136,325
                                 Owens-Illinois................................                1,400 (a)            55,388
                                 Rohm & Haas...................................                1,200               129,375
                                 Sealed Air....................................                1,000 (a)            62,687
                                 Solutia.......................................                3,400                96,475
                                 Southdown.....................................                1,900               134,425
                                                                                                              ------------
                                                                                                                 2,138,562
                                                                                                              ------------

        Capital Spending--24.7%  AGCO  ........................................                4,300               115,025
                                 AlliedSignal..................................                5,950               260,684
                                 American Power Conversion.....................                3,400 (a)           109,438
                                 Cadence Design System.........................                6,300 (a)           228,769
                                 Case..........................................                3,100               197,044
                                 Caterpillar...................................                2,200               125,262
                                 Cisco Systems.................................                5,900 (a)           432,175
                                 Computer Associates International.............                5,900               345,519
                                 Cooper Industries.............................                3,800               254,125
                                 Dell Computer.................................                4,900 (a)           395,675
                                 Digital Equipment.............................                2,800 (a)           155,750
                                 EMC...........................................                5,900 (a)           272,138
                                 Eaton.........................................                1,850               170,894
                                 First Health Group............................                1,500 (a)            88,500
                                 Gartner Group, Cl. A..........................                  600 (a)            19,875
                                 General Electric..............................               12,450             1,059,806
                                 Grainger (W.W.)...............................                1,000               108,937
                                 Gulfstream Aerospace..........................                3,600 (a)           150,975
                                 HBO & Co......................................                3,300               197,381
                                 Ingersoll-Rand................................                5,350               246,434
                                 Intel.........................................               10,500               848,531
                                 International Business Machines...............                6,900               799,538
                                 Interpublic Group Cos.........................                1,800               114,975
                                 Jabil Circuit.................................                3,400 (a)           119,425
                                 Johnson Controls..............................                3,000               178,125
                                 Lexmark International Group, Cl. A............                2,300 (a)           133,112
                                 Linear Technology.............................                2,100               169,050
                                 Lockheed Martin...............................                  956               106,474
                                 Lucent Technologies...........................                5,400               411,075
                                 Maxim Integrated Products.....................                4,600 (a)           185,725
                                 Microsoft.....................................               13,000 (a)         1,171,625

Dreyfus Premier Large Company Stock Fund
(formerly Dreyfus Disciplined Equity Income Fund)
------------------------------------------------------------------------------
 Statement of Investments (continued)                 April 30, 1998 (Unaudited)

Common Stocks (continued)                                                                       Shares           Value
                                                                                              ------------    ------------
Capital Spending (continued)     Nokia, ADS....................................                2,000          $    133,750
                                 Northrop Grumman..............................                1,900               200,806
                                 Omnicom Group.................................                3,400               161,075
                                 Oracle........................................                3,500 (a)            90,563
                                 Parametric Technology.........................                7,000 (a)           223,781
                                 Parker-Hannifin...............................                3,500               156,187
                                 Raychem.......................................                3,700               148,694
                                 Storage Technology............................                2,400 (a)           202,650
                                 Stratus Computer..............................                2,400 (a)           104,550
                                 Sun Microsystems..............................                3,100 (a)           127,681
                                 Symantec......................................                4,600 (a)           133,400
                                 Tellabs.......................................                3,300 (a)           233,888
                                 Thiokol.......................................                2,800               150,850
                                 Tyco International............................                9,400               512,300
                                 U.S. Filter...................................                3,100 (a)           101,138
                                 United Technologies...........................                4,000               393,750
                                 Xerox.........................................                3,350               380,225
                                                                                                              ------------
                                                                                                                12,627,349
                                                                                                              ------------

       Consumer Cyclical-12.2%   American Greetings, Cl. A.....................                1,600                74,000
                                 Borders Group.................................                3,100 (a)            99,587
                                 Callaway Golf.................................                3,700               100,825
                                 Carnival, Cl. A...............................                1,600               111,300
                                 Chancellor Media..............................                1,700 (a)            80,644
                                 Dayton Hudson.................................                3,450               301,228
                                 Disney (Walt).................................                4,200               522,112
                                 Federated Department Stores...................                5,400 (a)           265,613
                                 Ford Motor....................................               14,000               641,375
                                 Gannett.......................................                2,500               169,844
                                 Gap...........................................                7,525               387,067
                                 Jones Apparel Group...........................                1,800 (a)           107,662
                                 King World Productions........................                3,700                98,744
                                 Lear..........................................                2,800 (a)           149,975
                                 Liz Claiborne.................................                3,100               152,481
                                 Magna International, Cl. A....................                1,800               134,213
                                 Marriott International........................                2,850                94,050
                                 Marriott International, Cl. A.................                3,250               104,000
                                 New York Times, Cl. A.........................                2,900               205,719
                                 News, ADS.....................................                6,700               182,994
                                 Penney (J.C.).................................                4,100               291,356
                                 Philips Electronics...........................                1,000                90,000
                                 Promus Hotel..................................                2,400 (a)           108,450
                                 Reynolds & Reynolds, Cl. A....................                4,600               105,800
                                 Safeway.......................................                9,000 (a)           344,250
                                 TJX Cos.......................................                6,800               300,900
                                 Tribune.......................................                2,800               184,800

Dreyfus Premier Large Company Stock Fund
(formerly Dreyfus Disciplined Equity Income Fund)
-------------------------------------------------------------------------------
Statement of Investments (continued)                  April 30, 1998 (Unaudited)

Common Stocks (continued)                                                                       Shares           Value
                                                                                              ------------    ------------
Consumer Cyclical (continued)    Valassis Communications.......................                 2,000 (a)     $     78,500
                                 Wal-Mart Stores...............................                14,300              723,044
                                                                                                              ------------
                                                                                                                 6,210,533
                                                                                                              ------------

        Consumer Staples--10.2%  Bestfoods.....................................                 2,000              109,750
                                 Coca-Cola.....................................                15,400            1,168,475
                                 Colgate-Palmolive.............................                 2,000              179,375
                                 Dial..........................................                 5,000              121,875
                                 Dole Food.....................................                 2,950              132,566
                                 Gillette......................................                 3,750              432,891
                                 Hershey Foods.................................                 2,100              153,825
                                 Interstate Bakeries...........................                 3,100               98,231
                                 Nabisco Holdings, Cl. A.......................                 2,600              124,312
                                 Newell........................................                 2,000               96,625
                                 Panamercian Beverages, Cl. A..................                 3,300              131,588
                                 PepsiCo.......................................                10,900              432,594
                                 Philip Morris Cos.............................                13,850              516,778
                                 Procter & Gamble..............................                10,200              838,312
                                 Suiza Foods...................................                 1,600 (a)           94,800
                                 Unilever N.V..................................                 7,400              552,225
                                                                                                              ------------
                                                                                                                 5,184,222
                                                                                                             -------------

                   Energy--8.2%  Ashland.......................................                 3,100              163,912
                                 Baker Hughes..................................                   100                4,050
                                 British Petroleum, ADS........................                 4,200              396,900
                                 Chevron.......................................                 5,700              471,319
                                 Coastal.......................................                 3,600              257,175
                                 Columbia Energy Group.........................                 1,900              154,375
                                 Cooper Cameron................................                 2,100 (a)          139,519
                                 Diamond Offshore Drilling.....................                 1,600               81,000
                                 El Paso Natural Gas...........................                 1,800               66,488
                                 Exxon.........................................                 8,350              609,028
                                 Halliburton...................................                 2,900              159,500
                                 Kerr-McGee....................................                 1,600              105,600
                                 Noble Drilling................................                 3,500 (a)          113,094
                                 Phillips Petroleum............................                 4,100              203,206
                                 Royal Dutch Petroleum, ADR....................                 4,200              237,563
                                 Texaco........................................                 5,600              344,400
                                 USX-Marathon Group............................                 5,000              179,062
                                 Unocal........................................                 6,000              245,625
                                 Valero Energy.................................                 3,800              123,025
                                 YPF Sociedad Anonima, ADS.....................                 4,300              149,962
                                                                                                              ------------
                                                                                                                 4,204,803
                                                                                                              ------------

             Health Care--11.6%  American Home Products........................                 5,000              465,625
                                 Becton, Dickinson.............................                 2,700              187,988

Dreyfus Premier Large Company Stock Fund
(formerly Dreyfus Disciplined Equity Income Fund)
-------------------------------------------------------------------------------
Statement of Investments (continued)             April 30, 1998 (Unaudited)

Common Stocks (continued)                                                                       Shares           Value
                                                                                              ------------    ------------
       Health Care (continued)   Biogen........................................                 2,200 (a)     $     97,625
                                 Boston Scientific.............................                 3,000 (a)          216,937
                                 Bristol-Myers Squibb..........................                 7,150              757,006
                                 Dura Pharmaceuticals..........................                 4,800 (a)          127,200
                                 Elan, ADS.....................................                 2,500 (a)          155,313
                                 Guidant.......................................                 2,900              193,937
                                 HEALTHSOUTH...................................                 5,600 (a)          169,050
                                 Health Management Association.................                 3,200 (a)          100,800
                                 Johnson & Johnson.............................                 5,450              388,994
                                 Lilly (Eli)...................................                 8,750              608,672
                                 Merck & Co....................................                 3,100              373,550
                                 Pfizer........................................                 7,500              853,594
                                 Schering-Plough...............................                 7,100              568,887
                                 Warner-Lambert................................                 2,950              558,103
                                 Wellpoint Health Networks.....................                 1,200 (a)           86,550
                                                                                                              ------------
                                                                                                                 5,909,831
                                                                                                              ------------


      Interest Sensitive--17.7%  ACE...........................................                 4,300              162,862
                                 Ahmanson (H F) & Co...........................                 2,700              205,875
                                 Allstate......................................                 4,051              389,909
                                 Ambac Financial Group.........................                 2,900              164,394
                                 American General..............................                 1,900              126,588
                                 Associates First Capital, Cl. A...............                 3,454              258,238
                                 Banc One......................................                 8,774              516,021
                                 BankAmerica...................................                 7,900              671,500
                                 BankBoston....................................                 2,860              308,701
                                 Bankers Trust.................................                 1,900              245,337
                                 Bear Stearns Cos..............................                 2,058              117,435
                                 CIGNA .....................................                      550              113,816
                                 Chase Manhattan...............................                 3,840              532,080
                                 Countrywide Credit Industries.................                 3,300              159,637
                                 Fannie Mae....................................                 8,300              496,963
                                 First Chicago NBD.............................                 6,317              586,691
                                 Fleet Financial Group.........................                 4,400              380,050
                                 Hartford Financial Services Group.............                 2,450              271,338
                                 KeyCorp.......................................                 2,300               91,281
                                 Merrill Lynch.................................                 4,000              351,000
                                 Money Store...................................                 4,500              147,938
                                 Morgan Stanley Dean Witter....................                 6,200              489,025
                                 Old Republic International....................                 2,800              126,700
                                 PMI Group.....................................                 1,500              121,875
                                 PNC Bank......................................                10,050              607,397
                                 Progressive...................................                 1,100              148,981
                                 SouthTrust....................................                 7,550              322,291
                                 Summit Bancorp................................                 5,050              253,131
                                 SunAmerica....................................                 3,200              159,800

Dreyfus Premier Large Company Stock Fund
(formerly Dreyfus Disciplined Equity Income Fund)
-------------------------------------------------------------------------------
Statement of Investments (continued)                  April 30, 1998 (Unaudited)

Common Stocks (continued)                                                                       Shares           Value
                                                                                              ------------    ------------
            Interest Sensitive   Torchmark.....................................                 2,900         $    129,231
                                 Travelers Group...............................                 6,642              406,407
                                                                                                              ------------
                                                                                                                 9,062,492
                                                                                                              ------------
         Mining And Metals--.8%  Aluminum Co. of America.......................                 3,250         $    251,875
                                 Martin Marietta Materials.....................                 1,800               84,488
                                 USX-U.S. Steel Group..........................                 2,100               82,162
                                                                                                              ------------
                                                                                                                   418,525
                                                                                                              ------------

           Transportation--1.4%  Burlington Northern Santa Fe..................                 1,400              138,600
                                 Canadian National Railway.....................                 3,000              195,188
                                 Canadian Pacific..............................                 4,400              129,525
                                 US Airways Group..............................                 3,500 (a)          248,937
                                                                                                              ------------
                                                                                                                   712,250
                                                                                                              ------------

                Utilities--8.9%  Ameritech.....................................                 8,900              378,806
                                 Bell Atlantic.................................                 6,739              630,518
                                 BellSouth.....................................                10,150              651,503
                                 CMS Energy....................................                 2,600              113,588
                                 Cable & Wireless, ADS.........................                 2,800               98,350
                                 Entergy.......................................                   450               11,194
                                 FirstEnergy...................................                 4,140              125,235
                                 Florida Progress..............................                 5,200              211,250
                                 GPU...........................................                 5,400              213,975
                                 LCI International.............................                 5,000 (a)          198,750
                                 New York State Electric & Gas.................                 2,800              116,900
                                 Pinnacle West Capital.........................                 2,500              110,625
                                 SBC Communications............................                13,900              575,981
                                 Telefonos de Mexico, Cl. L,  ADS..............                 5,600              317,100
                                 Texas Utilities...............................                 7,350              294,000
                                 WorldCom......................................                11,400 (a)          487,706
                                                                                                              ------------
                                                                                                                 4,535,481
                                                                                                              ------------

                                 TOTAL COMMON STOCKS
                                    (cost $41,222,776).........................                                $51,004,048
                                                                                                              ============



Dreyfus Premier Large Company Stock Fund
(formerly Dreyfus Disciplined Equity Income Fund)
-------------------------------------------------------------------------------
Statement of Investments (continued)                  April 30, 1998 (Unaudited)

Principal
Short-Term Investments--1.3%                                                                     Amount           Value

                                                                                              ------------    ------------
        Repurchase Agreements;      Goldman   Sachs   &   Company,
                                    Tri-Party Repurchase Agreement,  5.52% dated
                                    4/30/98 to be  repurchased  at  $673,357  on
                                    5/1/98   collateralized   by  $667,000  U.S.
                                    Treasury Notes, 61/8% due 8/15/2007
                                    (cost $673,254)............................               $    673,254     $   673,254
                                                                                                               ===========

TOTAL INVESTMENTS (cost $41,896,030)...........................................               101.2%           $51,677,302
                                                                                              ======           ===========
LIABILITIES, LESS CASH AND RECEIVABLES.........................................                (1.2%)          $  (597,085)
                                                                                              ======           ===========
NET ASSETS.....................................................................               100.0%           $51,080,217
                                                                                              ======           ===========

Notes to Statement of Investments:
-----------------------------------------
(a) Non-income producing.


                       See notes to financial statements.

Dreyfus Premier Large Company Stock Fund
(formerly Dreyfus Disciplined Equity Income Fund)
------------------------------------------------------------------------------
Statement of Assets and Liabilities                  April 30, 1998 (Unaudited)


                                                                                                  Cost            Value
                                                                                              ------------     ------------
ASSETS:                       Investments in securities--See Statement of Investments         $ 41,896,030      $51,677,302
                              Receivable for investment securities sold........                                     915,017
                              Receivable for shares of Capital Stock subscribed                                     492,412
                              Dividends and interest receivable................                                      50,210
                                                                                                                -----------
                                                                                                                 53,134,941
                                                                                                                -----------

LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                                      40,930
                              Due to Distributor...............................                                       2,092
                              Cash overdraft due to Custodian..................                                   1,032,268
                              Payable for investment securities purchased......                                     960,910
                              Payable for shares of Capital Stock redeemed.....                                      18,524
                                                                                                                -----------
                                                                                                                  2,054,724
                                                                                                                -----------

NET ASSETS.....................................................................                                 $51,080,217
                                                                                                                ===========

REPRESENTED BY:               Paid-in capital..................................                                 $35,893,421
                              Accumulated undistributed investment income--net..                                     80,283
                              Accumulated net realized gain (loss) on investments                                 5,325,241
                              Accumulated net unrealized appreciation (depreciation)
                                on investments--Note 3..........................                                  9,781,272
                                                                                                                -----------
NET ASSETS.....................................................................                                 $51,080,217
                                                                                                                ===========




                                                NET ASSET VALUE PER SHARE

                                                    Class A           Class B          Class C         Class R
                                                 -------------     -------------    -------------     ------------
Net Assets.....................................   $11,474,605       $  3,939,669    $     875,120      $34,790,823
Shares Outstanding.............................       539,535            185,608           41,241        1,636,155
NET ASSET VALUE PER SHARE......................        $21.27             $21.23           $21.22           $21.26
                                                      =======            =======          =======           ======





                       See notes to financial statements.

Dreyfus Premier Large Company Stock Fund
(formerly Dreyfus Disciplined Equity Income Fund)
-------------------------------------------------------------------------------
Statement of Operations              Six Months Ended April 30, 1998 (Unaudited)

INVESTMENT INCOME


INCOME:                       Cash dividends (net of $1,929 foreign taxes
                                withheld at source)......................                  $  350,929
                              Interest...................................                      16,839
                                                                                          -----------
                                Total Income.............................                                     $   367,768


EXPENSES:                     Management fee--Note 2(a)...................                   190,097
                              Distribution and service fees--Note 2(b)....                    16,172
                              Loan commitment fees--Note 4................                       118
                                                                                         -----------
                                Total Expenses...........................                                         206,387
                                                                                                               ----------


INVESTMENT INCOME--NET....................................................                                        161,381


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:
                              Net realized gain (loss) on investments....                 $ 5,333,894
                              Net unrealized appreciation (depreciation) on
                                investments..............................                   3,750,871
                                                                                          -----------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS....................                                       9,084,765
                                                                                                               ----------


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                                      $9,246,146
                                                                                                               ==========



                       See notes to financial statements.

Dreyfus Premier Large Company Stock Fund
(formerly Dreyfus Disciplined Equity Income Fund)
------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                    Six Months Ended
                                                                                   April 30, 1998(1,2)       Year Ended
                                                                                       (Unaudited)        October 31, 1997(3)
                                                                                   ------------------     -----------------
OPERATIONS:
   Investment income--net..................................................         $   161,381              $    355,134
   Net realized gain (loss) on investments................................            5,333,894                 2,208,370
   Net unrealized appreciation (depreciation) on investments..............            3,750,871                 3,772,628
                                                                                    -----------              ------------
         Net Increase (Decrease) in Net Assets Resulting from Operations..            9,246,146                 6,336,132
                                                                                    -----------              ------------
DIVIDENDS TO SHAREHOLDERS FROM:
   Investment income--net:
      Class A shares......................................................              (14,178)                  (63,272)
      Class B shares......................................................              (83,309)                    --
      Class C shares......................................................              (15,466)                    --
      Class R shares......................................................              (89,426)                 (259,347)
   Net realized gain on investments:......................................
      Class A shares......................................................             (402,127)                 (156,988)
      Class R shares......................................................           (1,808,389)                 (500,733)
                                                                                    -----------               -----------
         Total Dividends..................................................           (2,412,895)                 (980,340)
                                                                                    -----------               -----------
CAPITAL STOCK TRANSACTIONS:
   Net proceeds from shares sold:
      Class A shares......................................................            7,037,518                 3,553,780
      Class B shares......................................................            3,861,876                     --
      Class C shares......................................................              857,081                     --
      Class R shares......................................................            3,780,693                16,079,961
   Dividends reinvested:
      Class A shares......................................................              407,663                   207,073
      Class R shares......................................................            1,757,069                   635,024
   Cost of shares redeemed:
      Class A shares......................................................           (4,024,119)               (3,076,864)
      Class B shares......................................................              (51,024)                    --
      Class C shares......................................................               (2,048)                    --
      Class R shares......................................................           (4,057,137)               (6,061,222)
                                                                                    -----------               -----------
      Increase (Decrease) in Net Assets from Capital Stock Transactions...            9,567,572                11,337,752
                                                                                    -----------               -----------
         Total Increase (Decrease) in Net Assets..........................           16,400,823                16,693,544
NET ASSETS:
   Beginning of Period....................................................           34,679,394                17,985,850
                                                                                    -----------               -----------
   End of Period..........................................................          $51,080,217               $34,679,394
                                                                                    ===========               ===========
Undistributed investment income--net.......................................         $    80,283               $   121,281
                                                                                    -----------               -----------

------------------------------
(1) Effective January 16, 1998, Investor shares and Restricted shares were redesignated Class A shares and Class R shares, respectively.
(2)  The Fund commenced selling Class B and Class C shares on January 16, 1998.
(3) Effective August 15, 1997, Institutional shares and Retail shares were redesignated Investor shares and Restricted shares, respectively.

                       See notes to financial statements.

Dreyfus Premier Large Company Stock Fund
(formerly Dreyfus Disciplined Equity Income Fund)
------------------------------------------------------------------------------
Statement of Changes in Net Assets (continued)

                                                                                               Shares
                                                                                 ---------------------------------
                                                                                 Six Months Ended
                                                                                 April 30, 1998     Year Ended
                                                                                (Unaudited)(1,2)  October 31, 1997(3)
                                                                                ---------------   -----------------
CAPITAL SHARE TRANSACTIONS:
   Class A
   --------
   Shares sold................................................................          368,500             206,481
   Shares issued for dividends reinvested.....................................           22,546              14,114
   Shares redeemed............................................................         (205,696)           (183,798)
                                                                                      ---------          ----------
                              Net Increase (Decrease) in Shares Outstanding...          185,350              36,797
                                                                                     ==========          ==========


   Class B
   --------
   Shares sold................................................................          188,019               --
   Shares redeemed............................................................           (2,411)              --
                                                                                     ----------          ----------
                              Net Increase (Decrease) in Shares Outstanding...          185,608               --
                                                                                     ==========          ==========


   Class C
   --------
   Shares sold................................................................           41,344               --
   Shares redeemed............................................................             (103)              --
                                                                                     ----------          ----------
                              Net Increase (Decrease) in Shares Outstanding...           41,241               --
                                                                                     ==========          ==========

   Class R
   --------
   Shares sold................................................................          199,104             950,520
   Shares issued for dividends reinvested.....................................           97,263              43,015
   Shares redeemed............................................................         (208,651)           (368,789)
                                                                                     ----------          ----------
                              Net Increase (Decrease) in Shares Outstanding...           87,716             624,746
                                                                                     ==========          ==========

-------------------------------
(1) Effective January 16, 1998, Investor shares and Restricted shares were redesignated Class A shares and Class R shares, respectively.
(2)  The Fund commenced selling Class B and Class C shares on January 16, 1998.
(3) Effective August 15, 1997, Institutional shares and Retail shares were redesignated Investor shares and Restricted shares, respectively.







                       See notes to financial statements.

Dreyfus Premier Large Company Stock Fund
(formerly Dreyfus Disciplined Equity Income Fund)
------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                    Class A Shares
                                                                ----------------------------------------------------
                                                            Six Months Ended
                                                             April 30, 1998               Year Ended October 31,
                                                                              ---------------------------------------
PER SHARE DATA:                                              (Unaudited)(1)    1997(2)  1996(3)   1995      1994(4,5)
                                                            ----------------  -------  -------   -------    --------
   Net asset value, beginning of period....................       $18.23      $14.49    $12.00    $ 9.95    $10.00
                                                                  ------      ------    ------    ------    ------
   Investment Operations:
   Investment income--net...................................         .04         .20       .27       .22       .03
   Net realized and unrealized gain (loss) on investments..         4.17        4.26      2.54      2.05      (.08)
                                                                  ------      ------    ------    ------    ------
   Total from Investment Operations........................         4.21        4.46      2.81      2.27      (.05)
                                                                  ------      ------    ------    ------    ------
   Distributions:
   Dividends from investment income--net..................          (.08)       (.20)     (.20)     (.22)       --
   Dividends from net realized gain on investments.........        (1.09)       (.52)     (.12)       --        --
                                                                  ------      ------    ------    ------    ------
   Total Distributions.....................................        (1.17)       (.72)     (.32)     (.22)       --
                                                                  ------      ------    ------    ------    ------
   Net asset value, end of period........................         $21.27      $18.23    $14.49    $12.00    $ 9.95
                                                                  ======      ======    ======    ======    ======
TOTAL INVESTMENT RETURN(6).................................        24.27%(7)   32.01%    23.87%    23.20%     (.50%)(7)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets.................          .57%(7)    1.15%     1.15%     1.15%      .19%(7)
   Ratio of net investment income to average net assets....          .26%(7)    1.23%     1.81%     2.32%      .44%(7)
   Portfolio Turnover Rate.................................        56.66%(7)   37.17%    44.33%    37.57%     5.00%(7)
   Average commission rate paid(8).........................       $.0569      $.0560    $.0555        --        --
   Net Assets, end of period (000's omitted)..............       $11,475      $6,456    $4,599    $1,714        $1

------------------------------------------
(1) Effective January 16, 1998, Investor Class shares were redesignated as Class A shares.
(2) Effective August 15, 1997, Institutional shares were redesignated as Investor shares.
(3) Effective July 15, 1996, Investor Class shares were redesignated as Institutional shares.
(4) The Fund commenced operations on September 2, 1994.
(5) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(6) Exclusive of sales load.
(7) Not annualized.
(8) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

                       See notes to financial statements.

Dreyfus Premier Large Company Stock Fund
(formerly Dreyfus Disciplined Equity Income Fund)
------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                    Class B Shares      Class C Shares
                                                                                  ----------------    ----------------
                                                                                   Six Months Ended    Six Months Ended
                                                                                    April 30, 1998      April 30, 1998
                                                                                    (Unaudited)(1)      (Unaudited)(1)
                                                                                   ----------------    ----------------
PER SHARE DATA:
   Net asset value, beginning of period...................................               $17.93            $17.93
                                                                                         ------            ------
   Investment Operations:
   Investment income (loss)-net...........................................                 (.01)             (.01)
   Net realized and unrealized gain (loss)
      on investments......................................................                 3.31              3.30
                                                                                         ------            ------
   Total from Investment Operations.......................................                 3.30              3.29
                                                                                         ------            ------
   Net asset value, end of period.........................................               $21.23            $21.22
                                                                                         ======            ======
TOTAL INVESTMENT RETURN...................................................                18.40%(2,3)       18.35%(2,3)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets................................                  .55%(2)           .55%(2)
   Ratio of net investment income (loss)
      to average net assets...............................................                 (.15%)(2)         (.16%)(2)
   Portfolio Turnover Rate................................................                56.66%(2)         56.66%(2)
   Average commission rate paid (4).......................................               $.0569            $.0569
   Net Assets, end of period (000's Omitted)..............................               $3,940              $875

-------------------------------------
(1)   From January 16, 1998 (commencement of initial offering) to
      April 30, 1998.
(2)   Not annualized.
(3)   Exclusive of sales load.
(4) The Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.









                       See notes to financial statements.

Dreyfus Premier Large Company Stock Fund
(formerly Dreyfus Disciplined Equity Income Fund)
-------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                    Class R Shares
                                                             ----------------------------------------------------------
                                                             Six Months Ended
                                                             April 30, 1998                  Year Ended October 31,
                                                                                  --------------------------------------
PER SHARE DATA:                                              (Unaudited)(1)        1997(2)   1996(3)   1995     1994(4,5,6)
                                                             ---------------      ------   -------   -------   ---------
   Net asset value, beginning of period....................      $18.23            $14.49    $12.00    $ 9.95   $10.00
                                                                 ------            ------    ------    ------   ------
   Investment Operations:
   Investment income--net...................................        .08               .23       .21       .28      .05
   Net realized and unrealized gain (loss) on investments..        4.15              4.27      2.63      2.02     (.10)
                                                                 ------            ------    ------    ------   ------
   Total from Investment Operations........................        4.23              4.50      2.84      2.30     (.05)
                                                                 ------            ------    ------    ------   -------
   Distributions:
   Dividends from investment income--net....................       (.11)             (.24)     (.23)     (.25)      --
   Dividends from net realized gain on investments.........       (1.09)             (.52)     (.12)       --       --
                                                                 ------            ------    ------    ------   ------
   Total Distributions.....................................       (1.20)             (.76)     (.35)     (.25)      --
                                                                 ------            ------    ------    ------   ------
   Net asset value, end of period.........................       $21.26            $18.23    $14.49    $12.00   $ 9.95
                                                                 ======            ======    ======    ======   ======
TOTAL INVESTMENT RETURN....................................       24.37%(7)         32.25%    24.18%    23.48%    (.50%)(7)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets.................         .44%(7)           .90%      .90%      .90%     .15%(7)
   Ratio of net investment income to average net assets....         .43%(7)          1.46%     2.06%     2.57%     .48%(7)
   Portfolio Turnover Rate.................................       56.66%(7)         37.17%    44.33%    37.57%    5.00%(7)
   Average commission rate paid(8).........................      $.0569            $.0560    $.0555       --        --
   Net Assets, end of period (000's omitted)...............     $34,791           $28,224   $13,387    $4,509   $5,005

---------------------------
(1) Effective January 16, 1998, Restricted Class shares were redesignated as Class R shares.
(2) Effective August 15, 1997, Retail shares were redesignated as Restricted shares.
(3) Effective  July  15,  1996,  Class R  shares  were redesignated as
    Retail shares.
(4) The Fund commenced operations on September 2, 1994.
(5) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(6) Effective October 17, 1994, the Fund's Trust shares were redesignated Class R shares.
(7) Not annualized.
(8) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

                       See notes to financial statements.

Dreyfus Premier Large Company Stock Fund
(formerly Dreyfus Disciplined Equity Income Fund)
-----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:
   Dreyfus Premier Large Company Stock Fund (the "Fund" is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as an open-end management investment company and operates as a series company currently offering eighteen series, including the Fund. The Fund's investment objectiveis to seek investment returns (including capital appreciation and income) consistently superior to the Standard & Poor's 500 Composite Stock Price Index by investing in a broadly diversified list of equity securities generated by the application of quantitative security selection and risk control techniques. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

   On November 20, 1997, shareholders approved a reorganization, effective January 15, 1998, in which the Fund's name was changed to Dreyfus Premier Large Company Stock Fund. Former Investor shares have been redesignated as Class A shares and former Restricted shares have been redesignated as Class R shares.

   Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue 100 million of $.001 par value Capital Stock in each of the following classes of shares:
Class A, Class B, Class C and Class R shares. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and /or service fee. Class A shares are sold with a front-end sales charge, (except that former holders of Investor shares will continue to be eligible to purchase Class A shares at NAV, without an initial sales charge). Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC"). Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, (except that holders of former Restricted shares will continue to be eligible to purchase those shares) and bear no distribution or service fees. Class R shares are offered without a front end sales load or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights and privileges on matters affecting a single class.

   Prior to January 16, 1998, the Fund offered two classes of shares:
Investor (20 million shares authorized) and Restricted (30 million shares authorized). Investor shares were offered only to clients of banks, securities brokers or dealers and other financial institutions collectively, Service Agents) that entered into selling agreements with the Distributor and Restricted shares were offered to any investor. Other differences between the classes included the services offered to and the expenses borne by each class.

   Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Dreyfus Premier Large Company Stock Fund
(formerly Dreyfus Disciplined Equity Income Fund)
-----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

   (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

   (c) Repurchase agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   (d) Distributions to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net, if any, are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

Dreyfus Premier Large Company Stock Fund
(formerly Dreyfus Disciplined Equity Income Fund)
-----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)


   On May 5, 1998, the Board of Directors declared dividends from net investment income for the Class A and Class R shares in the amount of $.019 and $.033 per share, respectively, payable on May 6, 1998 to shareholders of record on May 5, 1998.

   (e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions
of  taxable   income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Investment Management Fee And Other Transactions With Affiliates:

   (a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations.
For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel). Each director receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees pertain to the following Funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel FundsTrust. (The $1,000 attendance fee and reimbursement of meeting expenses are also borne pro rata by Dreyfus High Yield Strategies Fund.) These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.

   Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $2,510 during the period ended April 30, 1998 from commissions earned on sales of the Fund shares.

Dreyfus Premier Large Company Stock Fund
(formerly Dreyfus Disciplined Equity Income Fund)
-----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)


   (b) Distribution and service plan: Under the Distribution Plan ("Plan") adopted pursuant to Rule 12b-1 under the Act, Class A shares may pay annually up to .25% of the value of their average daily net assets to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities and expenses primarily intended to result in the sale of Class A shares. Under the Plan, Class B and Class C shares may pay the Distributor for distributing their shares at an aggregate annual rate of
 .75% of the value of the average daily net assets of Class B and Class C shares. Class B shares and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1, under which Class B and Class C shares pay Dreyfus Service Corporation or the Distributor for providing services to the holders of Class B and Class C shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. Class R shares bear no service or distribution fee. During the period from January 16, 1998 to April 30, 1998, Class A, Class B and Class C shares were charged $8,691, $2,810 and $549, respectively, pursuant to the PLAN and Class B and Class C shares were charged $937 and $183, respectively, pursuant to the service plan.

   Under its terms, the Plan and service plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

   Prior to January 16, 1998, under a previous Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Investor shares paid annually up to .25% of the value of their average daily net assets to compensate the Distributor and Dreyfus Service Corporation for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Investor shares. The Restricted shares bore no distribution fee. During the period from November 1, 1997 to January 15, 1998, Investor shares were charged $3,002 pursuant to the Plan.

   (c) Brokerage commissions: During the period ended April 30, 1998, the Fund incurred total brokerage commissions of $54,338, of which $8,644 was paid to Dreyfus Investment Services Corporation, a subsidiary of Mellon Bank.
NOTE 3--Securities Transactions:

   The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 1998 amounted to $31,892,315 and $23,983,949, respectively.

   At April 30, 1998, accumulated net unrealized appreciation on investments was $9,781,272, consisting of $9,962,721 gross unrealized appreciation and $181,449 gross unrealized depreciation.

   At April 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus Premier Large Company Stock Fund
(formerly Dreyfus Disciplined Equity Income Fund)
-----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4--Bank Line of Credit:

   The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 1998, the Fund did not borrow under the Facility.

Dreyfus Premier Large Company Stock Fund
200 Park Avenue
New York, NY 10166


Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166


Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258


Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940




Printed in U.S.A.                  318/718SA498